Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	$ 2,090	$ 9,979	$ 8,341
Grant revenue	13,528	7,409	3,427
Total revenue	15,618	17,388	11,768
General and administrative expenses	(60,991)	(57,199)	(49,440)
Research and development expenses	(152,433)	(110,471)	(81,859)
Total operating expense	(213,425)	(167,671)	(131,299)
Other income/(expense):
Gain on deconsolidation of subsidiary	27,251	0	0
Gain/(loss) on investment held at fair value	(32,060)	179,316	232,674
Realized loss on sale of investments	(29,303)	(20,925)	(54,976)
Other income/(expense)	8,131	1,592	1,035
Other income/(expense)	(25,981)	159,983	178,732
Net finance income/(costs)	138,924	5,050	(6,115)
Share of net loss of associates accounted for using the equity method	(27,749)	(73,703)	(34,117)
Gain on dilution of ownership interest in associate	28,220	0	0
Impairment of investment in associate	8,390	0	0
Income/(loss) before taxes	(92,783)	(58,953)	18,969
Finance income/(costs) – IFRS 9 fair value accounting	137,063	9,606	(4,351)
Share-based payment expense	(14,699)	(13,950)	(10,718)
Depreciation of tangible assets	(5,800)	(4,300)	(3,900)
Depreciation	(3,047)	(2,938)	(2,700)
Taxation	55,719	(3,756)	(14,401)
Income/(Loss) for the year	(37,065)	(62,709)	4,568
Other comprehensive income/(loss)	(379)	0	469
Total comprehensive income/(loss) for the year	(37,444)	(62,709)	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(50,733)	(60,558)	6,454
Non-controlling interests	13,290	(2,151)	(1,417)
Consolidated Statements of Financial Position
Total assets	702,647	946,006
Total liabilities	155,057	361,859
Liabilities, intercompany eliminations between parent company and reportable segments	255,500	233,300
Internal
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	0	8,129	5,297
Grant revenue	2,826	1,253	1,563
Total revenue	2,826	9,382	6,860
General and administrative expenses	(8,301)	(8,673)	(3,482)
Research and development expenses	(116,054)	(65,444)	(45,346)
Total operating expense	(124,355)	(74,118)	(48,828)
Other income/(expense):
Gain on deconsolidation of subsidiary	0
Gain/(loss) on investment held at fair value	0	0	0
Realized loss on sale of investments	0	0	0
Gain/(loss) on disposal of assets			(15)
Other income/(expense)	(204)	0	0
Other income/(expense)	(204)	(1)	(15)
Net finance income/(costs)	615	(16)	19
Share of net loss of associates accounted for using the equity method	0	0	0
Gain on dilution of ownership interest in associate	0
Impairment of investment in associate	0
Income/(loss) before taxes	(121,118)	(64,753)	(41,964)
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(114,255)	(60,368)	(38,349)
Finance income/(costs) – IFRS 9 fair value accounting	0	0	0
Share-based payment expense	(5,136)	(3,066)	(2,762)
Depreciation of tangible assets	(1,727)	(1,319)	(854)
Depreciation	0	0	0
Amortization of intangible assets	0	0	0
Taxation	0	0	0
Income/(Loss) for the year	(121,118)	(64,753)	(41,964)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) for the year	(121,118)	(64,753)	(41,964)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(121,118)	(64,657)	(41,773)
Non-controlling interests	0	(96)	(191)
Consolidated Statements of Financial Position
Total assets	51,599	125,726
Total liabilities	271,186	228,789
Net assets/(liabilities)	(219,587)	(103,063)
Controlled founded entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	1,500	1,500	896
Grant revenue	10,702	6,156	1,864
Total revenue	12,202	7,656	2,760
General and administrative expenses	(16,462)	(17,504)	(10,752)
Research and development expenses	(34,668)	(40,667)	(33,152)
Total operating expense	(51,130)	(58,171)	(43,904)
Other income/(expense):
Gain on deconsolidation of subsidiary	0
Gain/(loss) on investment held at fair value	0	0	0
Realized loss on sale of investments	0	0	0
Gain/(loss) on disposal of assets			(15)
Other income/(expense)	(3)	70	100
Other income/(expense)	(3)	70	85
Net finance income/(costs)	138,006	7,528	(4,352)
Share of net loss of associates accounted for using the equity method	0	0	0
Gain on dilution of ownership interest in associate	0
Impairment of investment in associate	0
Income/(loss) before taxes	99,075	(42,917)	(45,410)
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(32,468)	(44,335)	(36,736)
Finance income/(costs) – IFRS 9 fair value accounting	140,056	10,322	(3,492)
Share-based payment expense	(4,703)	(6,224)	(2,469)
Depreciation of tangible assets	(2,526)	(1,506)	(1,528)
Depreciation	(1,283)	(1,174)	(1,186)
Amortization of intangible assets	0	0	0
Taxation	0	0	(1)
Income/(Loss) for the year	99,075	(42,917)	(45,411)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) for the year	99,075	(42,917)	(45,411)
Total comprehensive income/(loss) attributable to:
Owners of the Company	85,471	(41,283)	(44,506)
Non-controlling interests	13,604	(1,634)	(905)
Consolidated Statements of Financial Position
Total assets	35,341	64,508
Total liabilities	76,635	209,212
Net assets/(liabilities)	(41,294)	(144,704)
Non-controlled founded entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	81	115	93
Grant revenue	0	0	0
Total revenue	81	115	93
General and administrative expenses	(1,296)	(3,225)	(2,939)
Research and development expenses	(826)	(3,116)	(3,128)
Total operating expense	(2,122)	(6,341)	(6,067)
Other income/(expense):
Gain on deconsolidation of subsidiary	0
Gain/(loss) on investment held at fair value	0	0	0
Realized loss on sale of investments	0	0	0
Gain/(loss) on disposal of assets			0
Other income/(expense)	0	0	0
Other income/(expense)	0	0	0
Net finance income/(costs)	(3,045)	(784)	(852)
Share of net loss of associates accounted for using the equity method	0	0	0
Gain on dilution of ownership interest in associate	0
Impairment of investment in associate	0
Income/(loss) before taxes	(5,085)	(7,010)	(6,826)
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(2,079)	(6,248)	(5,866)
Finance income/(costs) – IFRS 9 fair value accounting	(2,993)	(716)	(859)
Share-based payment expense	(8)	(32)	(83)
Depreciation of tangible assets	(4)	(12)	(17)
Depreciation	0	0	0
Amortization of intangible assets	(1)	(2)	(1)
Taxation	0	0	0
Income/(Loss) for the year	(5,085)	(7,010)	(6,826)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) for the year	(5,085)	(7,010)	(6,826)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(4,755)	(6,574)	(6,519)
Non-controlling interests	(330)	(436)	(306)
Consolidated Statements of Financial Position
Total assets	0	1,765
Total liabilities	0	19,645
Net assets/(liabilities)	0	(17,880)
Parent company and other
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	509	235	2,054
Grant revenue	0	0	0
Total revenue	509	235	2,054
General and administrative expenses	(34,933)	(27,797)	(32,267)
Research and development expenses	(885)	(1,244)	(234)
Total operating expense	(35,817)	(29,041)	(32,500)
Other income/(expense):
Gain on deconsolidation of subsidiary	27,251
Gain/(loss) on investment held at fair value	(32,060)	179,316	232,674
Realized loss on sale of investments	(29,303)	(20,925)	(54,976)
Gain/(loss) on disposal of assets			0
Other income/(expense)	8,338	1,523	965
Other income/(expense)	(25,775)	159,914	178,662
Net finance income/(costs)	3,348	(1,679)	(930)
Share of net loss of associates accounted for using the equity method	(27,749)	(73,703)	(34,117)
Gain on dilution of ownership interest in associate	28,220
Impairment of investment in associate	8,390
Income/(loss) before taxes	(65,655)	55,727	113,170
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(57,452)	63,628	121,644
Finance income/(costs) – IFRS 9 fair value accounting	0	0	0
Share-based payment expense	(4,852)	(4,628)	(5,405)
Depreciation of tangible assets	(1,588)	(1,510)	(1,547)
Depreciation	(1,764)	(1,764)	(1,523)
Amortization of intangible assets	0	0	0
Taxation	55,719	(3,756)	(14,400)
Income/(Loss) for the year	(9,936)	51,971	98,769
Other comprehensive income/(loss)	(379)	0	469
Total comprehensive income/(loss) for the year	(10,316)	51,971	99,238
Total comprehensive income/(loss) attributable to:
Owners of the Company	(10,331)	51,956	99,253
Non-controlling interests	15	15	(15)
Consolidated Statements of Financial Position
Total assets	615,707	754,007
Total liabilities	(192,763)	(95,787)
Net assets/(liabilities)	808,470	849,794
Operating segments
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	2,090	9,979	8,341
Grant revenue	13,528	7,409	3,427
Total revenue	15,618	17,388	11,768
General and administrative expenses	(60,991)	(57,199)	(49,440)
Research and development expenses	(152,433)	(110,471)	(81,859)
Total operating expense	(213,425)	(167,671)	(131,299)
Other income/(expense):
Gain on deconsolidation of subsidiary	27,251
Gain/(loss) on investment held at fair value	(32,060)	179,316	232,674
Realized loss on sale of investments	(29,303)	(20,925)	(54,976)
Gain/(loss) on disposal of assets			(30)
Other income/(expense)	8,131	1,593	1,065
Other income/(expense)	(25,981)	159,983	178,732
Net finance income/(costs)	138,924	5,050	(6,115)
Share of net loss of associates accounted for using the equity method	(27,749)	(73,703)	(34,117)
Gain on dilution of ownership interest in associate	28,220
Impairment of investment in associate	8,390
Income/(loss) before taxes	(92,783)	(58,953)	18,969
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(206,254)	(47,323)	40,694
Finance income/(costs) – IFRS 9 fair value accounting	137,063	9,606	(4,351)
Share-based payment expense	(14,699)	(13,950)	(10,718)
Depreciation of tangible assets	(5,845)	(4,347)	(3,945)
Depreciation	(3,047)	(2,938)	(2,709)
Amortization of intangible assets	(1)	(2)	(1)
Taxation	55,719	(3,756)	(14,401)
Income/(Loss) for the year	(37,065)	(62,709)	4,568
Other comprehensive income/(loss)	(379)	0	469
Total comprehensive income/(loss) for the year	(37,444)	(62,709)	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(50,733)	(60,558)	6,454
Non-controlling interests	13,290	(2,151)	$ (1,417)
Consolidated Statements of Financial Position
Total assets	702,647	946,006
Total liabilities	155,057	361,859
Net assets/(liabilities)	$ 547,589	$ 584,147